S-K 1603(a)(9) Restrictions on Selling Securities	Jul. 25, 2025
Private Units
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	As provided in a letter agreement to be entered by and among the Company and the initial shareholders on the date that the registration statement is declared effective, the private units will not be transferable, assignable or saleable until after the completion of our initial business combination
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	(except to certain permitted transferees)
Private Shares
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	As provided in a letter agreement to be entered by and among the Company and the initial shareholders on the date that the registration statement is declared effective, the private shares will not be transferable, assignable or saleable until after the completion of our initial business combination
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	(except to certain permitted transferees)
Private Rights
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	As provided in a letter agreement to be entered by and among the Company and the initial shareholders on the date that the registration statement is declared effective, the private rights will not be transferable, assignable or saleable until after the completion of our initial business combination
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	(except to certain permitted transferees)
Caedryn Acquisition Sponsor [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	As provided in a letter agreement to be entered by and among the Company and the initial shareholders on the date that the registration statement is declared effective, our sponsor has agreed (i) not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, unless otherwise approved by public shareholders in connection with a business combination; unless different transfer restrictions are otherwise approved by public shareholders in connection with the business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	sponsor
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	Notwithstanding the foregoing, if the last sale price of our Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share subdivisions, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period beginning 150 days after our initial business combination, the founder shares will be released from the lock-up.
Maxim Group LLC [Member] | Representative Shares
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Maxim has agreed not to transfer, assign or sell any such shares without prior consent of the Company until the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Maxim